Income Taxes - Temporary Differences in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Deferred tax assets	$ 3,803	$ 3,910
Deferred tax liabilities	301	286
Net deferred tax asset	$ 3,502	$ 3,624